Segment Information and Information about Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information and Information about Geographic Areas
Number of business segments	1
Total revenue and long-lived assets by geographic area
Revenue	$ 67,747	$ 41,566	$ 58,413	$ 32,392	$ 14,032
Long-lived assets	13,072		5,617	1,450
United States
Total revenue and long-lived assets by geographic area
Revenue	58,023	36,467	50,910	28,913	12,551
Long-lived assets	12,829		5,369	1,199
EMEA
Total revenue and long-lived assets by geographic area
Revenue	4,913	2,505	3,686	1,538	640
Long-lived assets	239		248	251
Other
Total revenue and long-lived assets by geographic area
Revenue	4,811	2,594	3,817	1,941	841
Long-lived assets	$ 4